Summary of Significant Accounting Policies - Accounting Changes and Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Oct. 29, 2017	Dec. 31, 2016	Oct. 30, 2016	[1]	Oct. 25, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Realized windfalls reclassified from financing activities to operating activities		$ 29,513		$ 47,657		$ 22,950
Reclassification | Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Realized windfalls reclassified from financing activities to operating activities	$ 29,500		$ 47,700

[1]	Fiscal 2016 included 53 weeks